Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	PIONEER FINANCIAL SERVICES INC
Entity Central Index Key	0001216752
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents - non-restricted	$ 2,136,520	$ 1,256,841
Cash and cash equivalents - restricted	727,857	696,578
Investments - restricted	1,024,134	3,087,572
Investments - non-restricted	3,360,773	2,832,972
Gross finance receivables	396,803,008	405,233,539
Less: Unearned fees and premiums	(35,892,490)	(49,132,513)
Allowance for credit losses	(29,000,000)	(25,396,255)
Net finance receivables	331,910,518	330,704,771
Furniture and equipment, net	565,027	110,056
Net deferred tax asset	13,377,298	8,547,625
Prepaid and other assets	7,913,040	4,958,825
Deferred acquisition costs	5,485,083	5,917,860
Goodwill	31,474,280	31,474,280
Intangibles, net	5,504,600	7,740,200
Total assets	403,479,130	397,327,580
LIABILITIES AND STOCKHOLDER'S EQUITY
Revolving credit line - banks	19,450,000
Accounts payable	536,919	217,661
Accrued expenses and other liabilities	9,898,053	8,156,940
Amortizing term notes	186,230,677	214,490,826
Investment notes	67,428,441	59,724,991
Total liabilities	283,544,090	282,590,418
Stockholder's equity:
Common stock, no par value; 1 share issued and outstanding	86,394,200	86,394,200
Accumulated other comprehensive income	58,410	114,522
Retained earnings	33,482,430	28,228,440
Total stockholder's equity	119,935,040	114,737,162
Total liabilities and stockholder's equity	$ 403,479,130	$ 397,327,580

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2012	Sep. 30, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, share issued	1	1
Common stock, share outstanding	1	1

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Interest income and fees	$ 113,249,059		$ 114,121,026		$ 105,460,224
Interest expense	19,250,406		19,202,745		18,019,188
Net interest income before provision for credit losses	93,998,653		94,918,281		87,441,036
Provision for credit losses	34,617,355		25,565,703		22,432,831
Net interest income	59,381,298		69,352,578		65,008,205
Non-interest income, net
Debt Protection, insurance premiums earned and other income	4,809,573		7,366,584		6,296,353
Total non-interest income, net	4,809,573		7,366,584		6,296,353
Non-interest expense
Management and record keeping service fee	39,655,079		39,532,624		37,070,755
Professional and regulatory fees	1,229,501		1,416,654		1,165,394
Amortization of intangibles	2,235,600		2,973,600		3,691,200
Other operating expenses	2,999,076		4,168,082		3,593,563
Total non-interest expense	46,119,256		48,090,960		45,520,912
Income before income taxes	18,071,615		28,628,202		25,783,646
Provision for income taxes	6,044,312		11,524,389		9,221,419
Net income	$ 12,027,303		$ 17,103,813		$ 16,562,227
Net income per share, basic and diluted (in dollars per share)	$ 12,027,303	[1]	$ 17,103,813	[1]	$ 16,562,227	[1]

[1]	Number of shares outstanding is one.

Consolidated Statement of Comprehensive Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 12,027,303	$ 17,103,813	$ 16,562,227
Unrealized gains (losses) on investment securities available for sale:
Unrealized gains (losses) arising during the period, net of income tax benefit (expense) of $30,215, $28,622 and ($23,312), respectively	(56,112)	(53,158)	43,297
Total other comprehensive income (loss)	(56,112)	(53,158)	43,297
Total comprehensive income	$ 11,971,191	$ 17,050,655	$ 16,605,524

Consolidated Statement of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Comprehensive Income
Income tax benefit (expense) on unrealized gains (losses) arising on securities available for sale	$ 30,215	$ 28,622	$ (23,312)

Consolidated Statements of Stockholder's Equity (USD $)	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Comprehensive Income
Balance at Sep. 30, 2009	$ 100,487,092	$ 86,394,200	$ 13,968,509	$ 124,383
Comprehensive income:
Net income	16,562,227		16,562,227		16,562,227
Unrealized gain (loss) on investments, net of tax of ($30,215), ($28,622) and $23,312 for the period ended September 30, 2012, 2011 and 2010, respectively	43,297			43,297	43,297
Total comprehensive income	16,605,524		16,562,227	43,297
Dividend paid to parent	(10,560,722)		(10,560,722)
Balance at Sep. 30, 2010	106,531,894	86,394,200	19,970,014	167,680
Comprehensive income:
Net income	17,103,813		17,103,813		17,103,813
Unrealized gain (loss) on investments, net of tax of ($30,215), ($28,622) and $23,312 for the period ended September 30, 2012, 2011 and 2010, respectively	(53,158)			(53,158)	(53,158)
Total comprehensive income	17,050,655		17,103,813	(53,158)
Dividend paid to parent	(8,845,387)		(8,845,387)
Balance at Sep. 30, 2011	114,737,162	86,394,200	28,228,440	114,522
Comprehensive income:
Net income	12,027,303		12,027,303		12,027,303
Unrealized gain (loss) on investments, net of tax of ($30,215), ($28,622) and $23,312 for the period ended September 30, 2012, 2011 and 2010, respectively	(56,112)			(56,112)	(56,112)
Total comprehensive income	11,971,191		12,027,303	(56,112)
Dividend paid to parent	(6,773,313)		(6,773,313)
Balance at Sep. 30, 2012	$ 119,935,040	$ 86,394,200	$ 33,482,430	$ 58,410

Consolidated Statements of Stockholder's Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Stockholder's Equity
Unrealized gain (loss) on investments, tax	$ (30,215)	$ (28,622)	$ 23,312

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 12,027,303	$ 17,103,813	$ 16,562,227
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Provision for credit losses on finance receivables	34,617,355	25,565,703	22,432,831
Depreciation and amortization	2,245,002	2,893,041	3,873,419
Deferred income taxes	(4,799,458)	(2,625,901)	(1,688,424)
Interest accrued on investment notes	2,388,051	2,055,904	1,786,588
Changes in:
Accounts payable and accrued expenses	2,060,371	(228,399)	(971,712)
Deferred acquisition costs	432,777	(1,309,561)	(1,573,700)
Unearned premium reserves	1,627,569	3,062,168	3,661,587
Prepaids and other assets	(2,954,215)	1,242,520	(286,230)
Net cash provided by operating activities	47,644,755	47,759,288	43,796,586
Cash flows from investing activities:
Finance receivables purchased from affiliate	(239,616,353)	(251,013,073)	(240,871,321)
Finance receivables purchased from retail merchants	(23,326,384)	(29,026,308)	(37,421,612)
Finance receivables repaid	225,492,066	250,664,133	236,171,217
Capital expenditures	(542,020)	(25,920)	(57,294)
Change in restricted cash	(31,279)	(27,187)	(555,333)
Investments purchased - restricted			(1,089,712)
Investments purchased - non-restricted	(249,000)	(790,238)
Investments matured - restricted		130,237	2,189,168
Investments matured - non-restricted	1,685,000	2,200,000
Net cash used in investing activities	(36,587,970)	(27,888,356)	(41,634,887)
Cash flows from financing activities:
Net borrowings/(repayments) under lines of credit	19,450,000	(21,373,000)	603,000
Proceeds from borrowings	79,002,245	142,131,268	102,976,531
Repayment of borrowings	(101,856,038)	(118,565,582)	(96,553,376)
Repayment of subordinated debt - parent		(13,900,000)
Dividends paid to parent	(6,773,313)	(8,845,387)	(10,560,722)
Net cash used in financing activities	(10,177,106)	(20,552,701)	(3,534,567)
Net increase/(decrease) in cash and equivalents - non-restricted	879,679	(681,769)	(1,372,868)
Cash and cash equivalents - non-restricted Beginning of period	1,256,841	1,938,610	3,311,478
Cash and cash equivalents - non-restricted End of period	2,136,520	1,256,841	1,938,610
Additional cash flow information:
Interest paid	16,468,662	16,449,222	16,079,944
Income taxes paid	$ 9,844,816	$ 13,727,467	$ 12,019,609

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1:  NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Pioneer Financial Services, Inc. and its wholly owned subsidiaries (collectively “we,” “us,” “our” or the “Company”). Intercompany balances and transactions have been eliminated.  We were acquired on May 31, 2007 by MidCountry Financial Corp, a Georgia corporation (“MCFC”) as a wholly owned subsidiary (the “Transaction”).

Immediately subsequent to the Transaction, we declared and paid a dividend to MCFC of our business operation and certain assets and liabilities related to the origination and servicing of our finance receivables. MCFC contributed these operations to MidCountry Bank, a federally chartered savings bank and wholly owned subsidiary of MCFC (“MCB”).  MCB formed the Consumer Banking Division (“CBD”) (formerly known as the Military Banking Division) which is composed exclusively of the assets and liabilities contributed from MCFC.  This transaction is further described in “Note 6:  Goodwill and Other Intangible Assets”.  As part of the Transaction, we entered into a Loan Sale and Master Services Agreement (“LSMS Agreement”) with CBD.  Under the LSMS Agreement, CBD is obligated to originate loans and we are obligated to purchase those loans that meet our business model and lending criteria.  Also under the LSMS Agreement, CBD will provide us with management and record keeping services.  As part of the Transaction, substantially all of our employees became employees of CBD.  We pay fees for loans purchased and originated by CBD and management and record keeping services provided by CBD.  The LSMS Agreement is further described in “Note 9:  Related Party Transactions.”

Nature of Operations and Concentration

We are headquartered in Kansas City, Missouri.  We purchase finance receivables from CBD. These receivables represent loans primarily to active-duty or career retired U.S. military personnel or U.S. Department of Defense employees.  We also purchase finance receivables from retail merchants that sell consumer goods to active-duty or career retired U.S. military personnel or U.S. Department of Defense employees.

Cash and Cash Equivalents — Non-Restricted

We had no cash equivalents as of September 30, 2012 or 2011.  Our cash consisted of checking accounts with an aggregate balance of approximately $2.1 million and $1.3 million as of September 30, 2012 and 2011, respectively.

Cash and Cash Equivalents - Restricted

We are required to maintain restricted cash pursuant to an agreement with The Assurant Group (“Assurant”) a third party insurance company that underwrites policies sold by us. Based on the agreement, we are required to maintain cash and cash equivalents and/or investments in custodial accounts, in the amount of 102% of unearned premium and insurance claim and policy reserves, with a qualified financial institution. As of September 30, 2012, the amount required per the agreement with Assurant was $0.3 million.

Investments - Non-Restricted

We classify our certificates of deposit as held-to-maturity and our government bonds as available-for-sale. Held-to-maturity are recorded at historical cost, adjusted for amortization of premiums and accretion of discounts. We have the intent and ability to hold these investments to maturity. Available-for-sale are recorded at fair value. Unrealized gains and losses on available-for-sale investments are recorded as accumulated other comprehensive income in the shareholder’s equity section of our balance sheet, net of related income tax effects. If the fair value of any investment security declines below cost and we consider the decline to be other than temporary, we reduce the investment security to its fair value, and record a loss.

Investments - Restricted

We classify our restricted government bonds as available-for-sale and record them at fair value. Unrealized gains and losses are recorded as accumulated other comprehensive income in the shareholder’s equity section of our balance sheet, net of related income tax effects. If the fair value of any investment security declines below cost and we consider the decline to be other than temporary, we reduce the investment security to its fair value, and record a loss.

These investments are restricted pursuant to an agreement with Assurant.

Finance Receivables

Finance receivables are carried at amortized cost and are adjusted for unamortized direct origination fees and reduced for finance charges on pre-computed finance receivables, unearned dealer discounts, allowances for credit losses, debt protection reserves, insurance reserves and unearned fees and premiums. Debt protection and reinsurance reserves, unearned premiums and unearned fees applicable to credit risk on consumer receivables are treated as a reduction of finance receivables in the consolidated balance sheet since the payments on such policies generally, are used to reduce outstanding receivables.

Allowance for Credit Losses

We maintain an allowance for credit losses, which represents management’s best estimate of inherent losses in the outstanding finance receivable portfolio.  The allowance for credit losses is reduced by actual credit losses and is increased by the provision for credit losses and recoveries of previous losses.  The provision for finance receivable losses are charged to earnings to bring the total allowance to a level considered necessary by management.  As the portfolio of total finance receivables consists of military loans and retail installment contracts, a large number of relatively small, homogenous accounts, the finance receivables are evaluated for impairment as two separate components: military loans and retail installment contracts.  Management considers numerous factors in estimating losses in our credit portfolio, including the following:

·                  Prior credit losses and recovery experience

·                  Current economic conditions

·                  Current finance receivable delinquency trends

·                  Demographics of the current finance receivable portfolio

Goodwill and Other Intangible Assets

Goodwill represents the cost in excess of the fair value of net assets acquired (including identifiable intangibles) in transactions accounted for as purchases. Other intangible assets represent premiums paid for other identifiable assets (see Note 6:  Goodwill and Other Intangible Assets for more details).  Goodwill is not amortized over an estimated useful life, but rather is tested annually for impairment as of September 30th, or when there are indicators of impairment.  Intangible assets other than goodwill, which are determined to have finite lives, are amortized on straight-line or accelerated basis over their estimated useful lives between three and ten years. Amortizing intangibles are assessed for impairment only when events have occurred that may give rise to impairment. When a potential impairment has been identified, forecasted undiscounted net cash flows of the operations to which the asset relates are compared to the current carrying value of the long-lived assets present in that operation. If such cash flows are less than such carrying amounts, long-lived assets, including such intangibles, are written down to their respective fair values.

Deferred Policy Acquisition Costs

The costs of acquiring the debt protection fees and insurance policies are primarily related to the production of new and renewal business and have been deferred to the extent that such costs are deemed recoverable from future revenue. Such costs principally include debt protection commission and reinsurance premium taxes and third party servicing fees.  Costs deferred on property and casualty and credit policies are amortized over the term of the related policies in relation to the premiums and fees earned.  Deferred policy acquisition costs are written off to current period results of operations if such costs are deemed to be not recoverable from future investment income.

Debt Protection - Insurance Claims and Reserves

Life and health reserves for credit coverage consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid. Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change in probable ultimate liabilities was determined.

Revenue Recognition

Interest Income on Finance Receivables

Interest income on finance receivables is recognized as revenue on an accrual basis using the effective yield method.  The deferred fees, net of costs, are accreted into income using the effective yield method over the estimated life of the finance receivable.  If a finance receivable, net of costs, liquidates before accretion is completed, we charge or credit any unaccreted net deferred fees or costs to income at the date of liquidation.  We recognized late charges as fee income when received.  We stop accruing interest income on finance receivables when a payment has not been received for 90 days, and the interest due exceeds an amount equal to 60 days of interest charges.  The accrual is resumed when a full payment (95% or more of the contracted payment amount) is received.

Debt Protection and Reinsurance Income

CBD sells life, accident and health protection along with other exclusive coverages that are unique to our customers. Under an agreement, we assume from CBD, all risks on debt protection, credit accident, health insurance and all other coverage’s written on the military loans.  Unearned fees and premiums are recognized as non-interest income over the period of risk in proportion to the amount of debt protection provided.

Income Taxes

We use the asset and liability method of accounting for income taxes.  Under the asset and liability method, deferred tax assets and liabilities are recorded at currently enacted tax rates applicable to the period in which assets or liabilities are expected to be realized or settled.  Deferred tax assets and liabilities are adjusted to reflect changes in statutory tax rates resulting in income adjustments in the period such changes are enacted.

The provisions of FASB ASC 740, Income Taxes, prescribes a comprehensive financial statement model of how a company should recognize, measure, present, and disclose uncertain tax positions that the company has taken or expects to take in its income tax returns. The Company recognizes tax benefits that meet the “more likely than not” recognition threshold as defined within FASB ASC 740. In the preparation of income tax returns, tax positions are taken based on interpretation of federal and state income tax laws for which the outcome is uncertain. Management periodically reviews and evaluates the status of uncertain tax positions and makes estimates of amounts ultimately due or owed. The benefits of tax positions are recorded in income tax expense in the consolidated financial statements, net of the estimates of ultimate amounts due or owed, including any applicable interest and penalties. Changes in the estimated amounts due or owed may result from closing of the statute of limitations on tax returns, new legislation, and clarification of existing legislation through government pronouncements, the courts, and through the examination process.

The Company’s operations are included in the consolidated federal income tax return of MCFC, and various combined state returns. Income taxes are paid to or refunded by MCFC pursuant to the terms of a tax-sharing agreement, approved by the Board of Directors, under which taxes approximate the amount that would have been computed on a separate company basis. Income taxes incurred in the current and prior years will be available for recoupment by the Company only in the event of future net losses of consolidated MCFC.

The Company receives a benefit at the federal and state rate in the current year for net losses incurred in that year to the extent losses can be utilized in the consolidated federal income tax return or combined state income tax return of MCFC.  MCFC and its subsidiaries currently file income tax returns in the United States federal jurisdiction, and most state jurisdictions. These tax returns, which often require interpretation due to their complexity, are subject to changes in income tax regulations or in how the regulations are interpreted. In the normal course of business, MCFC and its subsidiaries are routinely subject to examinations and challenges from federal and state taxing authorities regarding the amount of taxes due in connection with the businesses they are engaged in. Recently, federal and state taxing authorities have become increasingly aggressive in challenging tax positions taken by financial services organizations.  The challenges made by taxing authorities may result in adjustments to the timing or amount of taxable income or deductions, or the allocation of income among tax jurisdictions.  The Company does not believe any adjustments that may result from these examinations will be material to the Company.

MCFC’s federal income tax returns are open and subject to examination by the Internal Revenue Service for the tax year ended September 30, 2009 and later.  MCFC and subsidiaries state returns are generally open and subject to examinations for the tax year ended September 30, 2008 and later in major state jurisdictions.

New Accounting Pronouncements Not Yet Adopted

In December 2011, the FASB issued the FASB ASU 2011-11 “Balance Sheet disclosures about Offsetting Assets and Liabilities”. The update requires entities to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare financial statements on the basis of U.S. GAAP and those entities that prepare the financial statements on the basis of IFRS. The amended guidance is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. We are currently evaluating the impact this update will have on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on indefinite-lived intangible assets is necessary.  Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required.  This guidance is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. We believe that the adoption of this guidance will not have a material impact on our financial condition or results of operations.

Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and disclosures of contingent assets and liabilities.  We use estimates and employ the judgments of management in determining the amount of our allowance for credit losses, insurance claims and policy reserves, and establishing the fair value of our financial instruments.  While the consolidated financial statements and footnotes reflect the best estimates and judgments of management at the time, actual results could differ significantly from those estimates.

FINANCE RECEIVABLES	12 Months Ended
Sep. 30, 2012
FINANCE RECEIVABLES
FINANCE RECEIVABLES

NOTE 2:  FINANCE RECEIVABLES

Our finance receivables are comprised of military loans and retail installment contracts.  During fiscal year 2012, we originated $398.3 million of military loans from CBD compared to $425.6 million during fiscal year 2011.  We acquired $25.5 million in retail installment contracts during fiscal 2012 compared to $30.9 million during fiscal 2011.  Approximately 29.0% of the amount of military loans we purchased in fiscal 2012 were refinancings of outstanding loans compared to 27.7% during fiscal 2011.  Our finance receivables are disaggregated as military loans and retail installment contracts.

In the normal course of business, we receive some customer payments through the Federal Government Allotment System on the first day of each month.  If the first day of the month falls on a weekend or holiday, our customer payments are received on the last business day of the preceding month.  On September 30, 2011 we collected  $14.1 million in customer loan payments in advance of the payment due date of October 1, 2011. These payments and use of cash are reflected on the balance sheets as a reduction of net finance receivables and the corresponding accrued interest receivable. Unapplied finance receivables payments consist of principal amounts collected on September 30, 2011, but due on October 1, 2011.  There were no Federal Government Allotment System payments received in advance of the payment due dates on September 30, 2012.

The following table represents finance receivables for the periods presented:

	As of September 30,
	2012	2011

Military loans	$369,361,165	$370,601,538
Retail installment contracts	27,441,843	34,632,001

Gross finance receivables	396,803,008	405,233,539

Net deferred loan fees and dealer discounts	(19,843,416)	(21,519,999)
Unearned debt protection fees and insurance premium reserves	(13,073,836)	(14,701,405)
Unapplied finance receivables payments	—	(11,152,083)
Debt protection claims and policy reserves	(2,975,238)	(1,759,026)
Total unearned fees and premiums	(35,892,490)	(49,132,513)

Finance receivables - net of unearned fees and premiums	360,910,518	356,101,026

Allowance for credit losses	(29,000,000)	(25,396,255)

Net finance receivables	$331,910,518	$330,704,771

Management has an established methodology to determine the adequacy of the allowance for credit losses that assesses the risks and losses inherent in the finance receivable portfolio. Our portfolio consists of a large number of relatively small, homogenous accounts.  No account is large enough to warrant individual evaluation for impairment. For purposes of determining the allowance for credit losses, the Company has segmented the finance receivable portfolio by military loans and retail installment contracts.

The allowance for credit losses for military loans and retail installment contracts is maintained at an amount that management considers sufficient to cover estimated future losses inherent in the finance receivable portfolio.  Our allowance for credit losses is sensitive to risk ratings assigned to evaluated segments, economic assumptions and delinquency trends driving statistically modeled reserves. We consider numerous qualitative and quantitative factors in estimating losses in our finance receivable portfolio, including the following:

·                  prior credit losses and recovery experience;

·                  current economic conditions;

·                  current finance receivable delinquency trends; and

·                  demographics of the current finance receivables.

We also use internally developed data in this process. We utilize a statistical model based on potential credit risk trends, growth rate and charge off data, when incorporating historical factors to estimate losses. These results and management’s judgment are used to project future losses and to establish the allowance for credit losses for each segment of our finance receivables.

As part of the on-going monitoring of the credit quality of our entire finance receivable portfolio, management tracks certain credit quality indicators of our customers including trends related to (1) net charge-offs,  (2) non-performing loans  and (3) payment history.

There is uncertainty inherent in these estimates, making it possible that they could change in the near term. We make regular enhancements to our allowance estimation methodology that have not resulted in material changes to our allowance.

The following table sets forth changes in the components of our allowance for credit losses on finance receivables as of the end of the periods presented:

	As of and for the Years Ended September 30,
	2012			2011
	Military Loans	Retail Contracts	Total	Military Loans	Retail Contracts	Total
	(dollars in thousands)
Allowance for credit losses:
Balance, beginning of period	$22,970	$2,426	$25,396	$22,764	$1,732	$24,496
Finance receivables charged-off	(32,611)	(1,923)	(34,534)	(26,349)	(2,516)	(28,865)
Recoveries	3,125	396	3,521	3,693	506	4,199
Provision	33,973	644	34,617	22,862	2,704	25,566
Balance, end of period	$27,457	$1,543	$29,000	$22,970	$2,426	$25,396

Finance receivables:	369,361	27,442	396,803	370,602	34,632	405,234
Allowance for credit losses	(27,457)	(1,543)	(29,000)	(22,970)	(2,426)	(25,396)
Balance net of allowance	$341,904	$25,899	$367,803	$347,632	$32,206	$379,838

The accrual of interest income is suspended when a full payment on either military loans or retail installment contracts has not been received for 90 days or more and the interest due exceeds an amount equal to 60 days of interest charges. Non-performing loans represent those finance receivables on which the accrual of interest income has been suspended and for which no full payment of principal or interest has been received for more than 90 days.  As of September 30, 2012, we had $10.3 million in military loans and $1.0 million in retail installment contracts that were non-performing loans compared to $7.8 million in military loans and $0.9 million in retail installment contracts as of September 30, 2011.

We did not have any finance receivables greater than 90 days past due accruing interest as of September 30, 2012 or 2011.  The accrual of interest is resumed and the account is considered current when a full payment (95% or more of the contracted payment amount) is received.  We consider a loan impaired after 180 days past due and it is removed from our finance receivable portfolio, we do not recognize interest income on impaired loans.  We do not restructure troubled debt as a form of curing delinquencies.

The following table reflects the amount of accrued interest receivable for non-performing loans as of the periods presented:

	As of September 30,
	2012	2011 (1)
	(dollars in thousands)

Total accrued interest receivable	$7,377	$5,318

Non-performing assets:
Military loans	631	394
As percent of total accrued interest receivable	8.6%	7.4%

Retail installment contracts	13	14
As percent of total accrued interest receivable	0.2%	0.3%
Total accrued interest on non-performing assets	$644	$408

Total non-performing as a percent of total accrued interest	8.7%	7.7%

(1) Total accrued interest receivable is based on pro forma amounts and excludes the advance allotment payments.

A large portion of our customers are unable to obtain financing from traditional sources due to factors such as age, frequent relocations and lack of credit history.  These factors may not allow them to build relationships with traditional sources of financing.  As a result, our receivables do not have a credit risk profile that can be easily measured by the credit quality indicators normally used by the financial markets. We manage the risk by closely monitoring the performance of the portfolio and through our underwriting process.

The following reflects the credit quality of the Company’s finance receivables:

	As of and for Years Ending September 30,
	2012	2011
	(dollars in thousands)

Total finance receivables:
Gross balance	$396,803	$405,234
Performing	385,495	396,507
Non-performing (90 days delinquent)	11,308	8,727
Non-performing loans as a percent of gross balance	2.85%	2.15%

Military loans:
Gross balance	$369,361	$370,602
Performing	359,108	362,787
Non-performing (90 days delinquent)	10,253	7,815
Non-performing loans as a percent of gross balance	2.78%	2.11%

Retail installment contracts:
Gross balance	$27,442	$34,632
Performing	26,387	33,720
Non-performing (90 days delinquent)	1,055	912
Non-performing loans as a percent of gross balance	3.84%	2.63%

As of September 30, 2012, and 2011 the past due finance receivables are as follows:

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2012
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$3,539	$10,253	$13,792	$355,569	$369,361
Retail installment contracts	380	1,055	1,435	26,007	27,442
Total	$3,919	$11,308	$15,227	$381,576	$396,803

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2011
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$4,697	$7,815	$12,512	$358,090	$370,602
Retail installment contracts	529	912	1,441	33,191	34,632
Total	$5,226	$8,727	$13,954	$391,280	$405,234

Additionally, CBD uses our underwriting criteria, which were developed from our past customer credit repayment experience and are periodically evaluated based on current portfolio performance.  These criteria require the following:

·                  All borrowers are primarily active duty, career retired U.S. military personnel or U.S. Department of Defense employees.

·                  All potential borrowers must complete standardized credit applications either in person at one of CBD’s loan production offices or online via the Internet.

·                  A review must be conducted on all applicants’ military service history.  This includes a review of status including rank and time in service.  Other review procedures may be conducted as deemed necessary.

·                  Loan repayment terms are generally structured to repay the entire loan prior to the borrower’s estimated separation from the military.

These indicators are used to help minimize the risk of unwillingness or inability to repay for both military loans and retail installment contracts. These guidelines were developed from past customer credit repayment experience and are periodically revalidated based on current portfolio performance. Loans are limited to amounts that the customer could reasonably be expected to repay from discretionary income.

The liability for unpaid claims and claim adjustment expenses is estimated using an actuarially computed amount payable on claims reported prior to the balance sheet date that have not yet been settled, claims reported subsequent to the balance sheet date that have been incurred during the period ended, and an estimate (based on prior experience) of incurred but unreported claims relating to such period.

The chart below details the amount of earned fees that are related to our debt protection product as of the period presented:

	For the Years Ended September 30,
	2012	2011	2010

Revenue:
Net debt protection revenue	$8,346,102	$7,261,475	$1,285,641

Expenses:
Claims paid and change in reserve	$2,944,824	$1,879,518	$131,258
Third party commissions	898,811	797,989	138,656
Total expenses	$3,843,635	$2,677,507	$269,914

Net debt protection income:	$4,502,467	$4,583,968	$1,015,727

Activity in the liability for unpaid claims and claim adjustment expenses for our health and life coverage for debt protection and reinsurance are summarized as follows:

	As of and for the Years ended September 30,
	2012	2011	2010

Balance, beginning of period	$1,759,026	$653,926	$627,106

Claim amount incurred, related to
Prior periods	962,354	906,342	281,310
Current period	1,980,567	984,708	186,067
Total	2,942,921	1,891,050	467,377

Claim amount paid, related to
Prior periods	564,645	376,690	265,167
Current period	1,162,064	409,260	175,390
Total	1,726,709	785,950	440,557

Balance, end of period	$2,975,238	$1,759,026	$653,926

INVESTMENTS - RESTRICTED	12 Months Ended
Sep. 30, 2012
INVESTMENTS - RESTRICTED
INVESTMENTS - RESTRICTED

NOTE 3:  INVESTMENTS - RESTRICTED

Assurant processes and administers insurance transactions and activity on behalf of the Company.  Pursuant to applicable insurance regulations, we are required to maintain a 102% of unearned premium and insurance claim and policy reserves, with a qualified financial institution which, as of September 30, 2012 was $0.3 million.  Restricted investments are comprised of U.S. government bonds.  As of September 30, 2012, restricted investments of $1.0 million will mature after one year and before five years.

We record our restricted investments at fair value.  The following table represents the restricted investments as of September 30, 2012 and 2011:

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Restricted investments:
U.S. government bonds	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572
Total restricted investments	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572

(1)                The unrealized gain on investments of $40,990 net of tax of $14,347 represents the accumulated other comprehensive income of $26,643.

During fiscal 2012 and 2011, we did not recognize any material realized gains or losses or receive proceeds from sales on restricted investments.  In fiscal 2012, we received authorization from Assurant to transfer $1.9 million in book value of U.S. government bonds from restricted to non-restricted.

INVESTMENTS - NON-RESTRICTED	12 Months Ended
Sep. 30, 2012
INVESTMENTS - NON-RESTRICTED
INVESTMENTS - NON-RESTRICTED

NOTE 4:  INVESTMENTS — NON-RESTRICTED

Non-restricted investments are comprised of certificates of deposit and U.S. government bonds.  We have total non-restricted investments of $3.4 million and $2.8 million as of September 30, 2012 and 2011, respectively.  As of September 30, 2012, non-restricted investments of $1.6 million will mature within one year and $1.8 million will mature after one year and before five years.

We record our non-restricted investments at fair value.  The following table represents the non-restricted investments as of September 30, 2012 and 2011:

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Non-restricted investments:
Certificates of deposit	$594,000	$—	$—	$594,000	$900,012	$—	$—	$900,012
U.S. government bonds	2,717,902	48,871	—	2,766,773	1,932,960	—	—	1,932,960
Total non-restricted investments	$3,311,902	$48,871	$—	$3,360,773	$2,832,972	$—	$—	$2,832,972

(1)                The unrealized gain on investments of $48,871 net of tax of $17,104 represents the accumulated other comprehensive income of $31,767.

During fiscal 2012 and 2011, we did not recognize any material realized gains or losses or receive proceeds from sales on non-restricted investments.  In fiscal 2012, we received authorization from Assurant to transfer $1.9 million in book value of U.S. government bonds from restricted to non-restricted.

FURNITURE AND EQUIPMENT	12 Months Ended
Sep. 30, 2012
FURNITURE AND EQUIPMENT
FURNITURE AND EQUIPMENT

NOTE 5: FURNITURE AND EQUIPMENT

Cost and accumulated depreciation of property and equipment at September 30, 2012 and 2011 is as follows:

	As of and For the Year Ended September 30,
	2012	2011

Furniture and equipment	$41,200	$41,200
Computer software	1,174,169	1,137,164
Work in process	505,014	—
	1,720,383	1,178,364

Less accumulated depreciation	(1,155,356)	(1,068,308)

Furniture and equipment - net	$565,027	$110,056

Furniture and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method. Estimated useful lives are 7 years for furniture and equipment, and 3 years for computer software. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred.  Depreciation expense was $0.1 million for the years ended September 30, 2012 and 2011.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6: GOODWILL AND OTHER INTANGIBLE ASSETS

In connection with the Transaction, MCFC paid the shareholders of Pioneer Funding Inc., (the “Sellers”) approximately $68.8 million in cash and 882,353 shares of MCFC’s common stock. Under the related purchase agreement, MCFC was also required to pay the Sellers an additional $5 million in contingent payments, of which $4 million was contributed to us and $1 million to CBD.  The final contingent payment was made on March 31, 2009.  The total purchase price was $90,229,762.

The fair value assigned to intangible assets acquired and assumed liabilities is supported by valuations using estimates and assumptions provided by management.

We test goodwill for impairment annually and more frequently if events and circumstances indicate that the asset may be impaired and that the carrying value may not be recoverable. The provisions of ASC-350 require that a two-step impairment test be performed on goodwill.  In the first step, we compare the fair value of our reporting unit to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to the reporting unit, goodwill is not considered impaired and we are not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then we must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. If upon completing the second step of the impairment test the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then we would record an impairment loss equal to the difference.

Due to the Transaction, we recorded goodwill and amortizable intangible assets in the form of customer, agent and vendor relationships, trade name, technology for the lending system and the value of business acquired.  Goodwill and intangible assets at September 30, 2012 and 2011 are as follows:

	As of and for the Year Ended September 30,
	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$11,000,000	$(8,881,052)	$2,118,948	$11,000,000	$(7,929,344)	$3,070,656
Agent relationships	700,000	(525,464)	174,536	700,000	(456,968)	243,032
Vendor relationships	1,700,000	(1,275,244)	424,756	1,700,000	(1,109,608)	590,392
Trade name	7,000,000	(4,373,880)	2,626,120	7,000,000	(3,674,508)	3,325,492
Technology	4,000,000	(3,839,760)	160,240	4,000,000	(3,489,372)	510,628
Valuation of business acquired - unearned premium	1,600,000	(1,600,000)	—	1,600,000	(1,600,000)	—

Total amortizable intangibles	$26,000,000	$(20,495,400)	$5,504,600	$26,000,000	$(18,259,800)	$7,740,200

Goodwill	$31,474,280	$—	$31,474,280	$31,474,280	$—	$31,474,280

Amortization expense was $2.2 million and $3.0 million in fiscal 2012 and fiscal 2011, respectively.  Amortization expense of currently recorded amortizable intangibles is expected to be as follows:

Year Ended	Annual Amortization
September 30,	Expense

2013	1,706,000
2014	1,243,000
2015	1,027,000
2016	847,000
2017	681,600

Total	$5,504,600

Management evaluated our goodwill at September 30, 2012, and determined that there was no impairment, as the estimated fair value substantially exceeded the carrying value.  There were no impairments of amortizable intangible assets, as of September 30, 2012.

BORROWINGS	12 Months Ended
Sep. 30, 2012
BORROWINGS
BORROWINGS

NOTE 7:  BORROWINGS

Secured Senior Lending Agreement

On June 12, 2009, we entered into the SSLA with the lenders listed on the SSLA (“the lenders”) and UMB Bank, N.A. (the “Agent”).  The SSLA replaced and superseded the Senior Lending Agreement, dated as of June 9, 1993, as subsequently amended and restated (the “SLA”).  The term of the current SSLA ends March 31, 2013 and is automatically extended annually unless any lender gives written notice of its objection by March 1 of each calendar year.  Our assets secure the loans extended under the SSLA for the benefit of the lenders and other holders of the notes issued pursuant to the SSLA or the SLA (the “Senior Debt”).  The facility is an uncommitted credit facility that provides common terms and conditions pursuant to which the individual lenders that are a party to the SSLA may choose to make loans to us in the future.  Any lender may elect not to participate in future fundings at any time without penalty.  If a lender were to choose not to participate in future fundings, the outstanding amortizing notes would be repaid based on the original terms of the note.  As of September 30, 2012, we could request up to $102.7 million in additional funds and remain in compliance with the terms of the SSLA.  No lender, however, has any contractual obligation to lend us these additional funds.

As of September 30, 2012, the lenders have indicated a willingness to participate in fundings up to an aggregate of $342.3 million during the next 12 months, including $186.2 million which is currently outstanding.  In addition, the Company has borrowings of $16.5 million from withdrawing banks who had previously participated in the SLA or SSLA.

In the third quarter of fiscal 2010, we amended the SSLA to allow additional banks to become parties to the SSLA under a modified non-voting role.  We have identified each lender that has voting rights under the SSLA as “voting bank(s)” and lenders that do not have voting rights under the SSLA, as “non-voting bank(s)”.  While all voting and non-voting banks have the same rights to the collateral and are party to the same terms and conditions of the SSLA, all of the non-voting banks acknowledge and agree that they have no right to vote on any matter nor to prohibit or hinder any action by us, or the voting banks.  As of September 30, 2012, we had 25 non-voting banks with an outstanding principal balance of $28.8 million.

The aggregate notional balance outstanding under amortizing notes was $186.2 million and $214.5 million at September 30, 2012 and 2011, respectively.  There were 354 and 370 amortizing term notes outstanding at September 30, 2012 and 2011, respectively, with a weighted-average interest rate of 6.25% and 6.19%, respectively.  Interest on the amortizing notes is fixed at 270 basis points over the 90-day moving average of like-term treasury notes when issued.  The interest rate may not be less than 6.25%.  All amortizing notes have terms not to exceed 48 months, payable in equal monthly principal and interest payments.  Interest on amortizing notes is payable monthly.  In addition, we are paying our lenders a quarterly uncommitted availability fee in an amount equal to ten basis points multiplied by the quarterly average, aggregate outstanding principal amount of all amortizing notes held by the lenders.  For the year ended September 30, 2012, we paid our lenders $0.5 million in uncommitted availability fees.

Advances outstanding under the revolving credit line were $19.5 million and zero at September 30, 2012 and 2011, respectively.  When a lender elects not to participate in future fundings, any existing borrowings from that lender under the revolving credit line are payable in 12 equal monthly installments. Interest on borrowings under the revolving credit line is payable monthly and is based on prime or 5.00%, whichever is greater.  Interest on borrowings was 5.00% at September 30, 2012 and 2011, respectively.

Substantially all of our assets secure this debt under the SSLA.  The SSLA also limits, among other things, our ability to (1) incur additional debt from the lenders beyond that allowed by specific financial ratios and tests, (2) borrow or incur other additional debt except as permitted in the SSLA, (3) pledge assets, (4) pay dividends, (5) consummate certain asset sales and dispositions, (6) merge, consolidate or enter into a business combination with any other person, (7) pay to MCFC service charge fees each year except as provided in the SSLA, (8) purchase, redeem, retire or otherwise acquire any of our outstanding equity interests, (9) issue additional equity interests, (10) guarantee the debt of others without reasonable compensation and only in the ordinary course of business or (11) enter into management agreements with our affiliates.

Under the SSLA, we are subject to certain financial covenants that require that we, among other things, maintain specific financial ratios and satisfy certain financial tests.  In part, these covenants require us to: (1) maintain an allowance for credit losses equal to or greater than the allowance for credit losses shown on our audited financial statements as of the end of our most recent fiscal year and at no time less than 5.25% of our consolidated net finance receivables, unless otherwise required by generally accepted accounting principles (“GAAP”), (2) limit our senior indebtedness as of the end of each quarter to not greater than four times our tangible net worth, (3) maintain a positive net income in each fiscal year, (4) limit our senior indebtedness as of the end of each quarter to not greater than 80% of our consolidated net finance receivables, and (5) maintain a consolidated total required capital of at least $75 million plus 50% of the cumulative positive net income earned by us during each of our fiscal years ending after September 30, 2008.  Any part of the 50% of positive net income not distributed by us as a dividend for any fiscal year within 120 days after the last day of such fiscal year must be added to our consolidated total required capital and may not be distributed as a dividend or otherwise.  No part of the consolidated total required may be distributed as a dividend.

We may not make any payment to MCFC in any fiscal year for services performed or reasonable expenses incurred in an aggregate amount greater than $750,000 plus reimbursable expenses.  Such amount may be increased by the CPI published by the United States Bureau of Labor for the calendar year then most recently ended.  Except as required by law, we may not stop purchasing small loans to military families from CBD, unless the lenders consent to such action.

The breach of any of these covenants could result in a default under the SSLA, in which event the lenders could seek to declare all amounts outstanding to be immediately due and payable.  As of September 30, 2012, we were in compliance with all loan covenants.

Once an event of default has occurred, the Agent has the right, on behalf of all holders of the Senior Debt, to immediately take possession and control of the collateral. When the Agent notifies us of an event of default, the interest rate on all Senior Debt will automatically increase to a default rate equal to 2% above the interest rate otherwise payable on such Senior Debt. The default rate will remain in effect so long as any event of default has not been cured.

In connection with the execution of the SSLA, MCFC entered into an Unlimited Continuing Guaranty.  MCFC guaranteed the Senior Debt and accrued interest in accordance with the terms of the Unlimited Continuing Guaranty.  Under the Unlimited Continuing Guarantee, MCFC also agreed to indemnify the Lenders and the Agent for all reasonable costs and expenses (including reasonable fees of counsel) incurred by the Lenders or the Agent for payments made under the Senior Debt that are rescinded or must be repaid by lenders to us.  If MCFC is required to satisfy any of borrowers’ obligations under the Senior Debt, the Lenders and the Agent will assign without recourse the related Senior Debt to MCFC.

Concurrently, in connection with the execution of the SSLA, MCFC entered into a Negative Pledge Agreement in favor of the Agent.  Under the Negative Pledge Agreement, MCFC represented that it will not pledge, sell, assign or transfer its ownership of all or any part of the issued and outstanding capital stock of the Company and will not otherwise or further encumber any of such capital stock beyond the currently existing negative pledge thereof in favor of Branch Banking and Trust, a North Carolina banking corporation headquartered in Winston-Salem, North Carolina (“BB&T”).  Once the pledge of the capital stock of the Company to BB&T is terminated, MCFC will pledge all of its capital stock in the Company to the Agent for the benefit of the lenders to secure payment of all Senior Debt.

Subordinated Debt — Parent

In fiscal year 2011, we amended our SSLA to convert the parent note from a term facility to a revolving line of credit.  Funding on this line of credit is provided as needed at our discretion and dependent upon the availability of funds from our parent and is due upon demand.  The maximum principal balance on this facility is $25.0 million.  Interest is payable monthly and is based on prime or 5.0%, whichever is greater.  As of September 30, 2012 and 2011, the outstanding balance under this facility was zero.

Investment Notes

We have borrowings through the issuance of investment notes (with accrued interest) with an outstanding notional balance of $67.4 million, which includes a $0.3 million purchase adjustment as of September 30, 2012 and $59.7 million, which includes a $0.4 million purchase adjustment as of September 30, 2011.  The purchase adjustments relate to fair value adjustments recorded as part of the Transaction.  These investment notes are nonredeemable before maturity by the holders, issued at various rates and mature 1 to 10 years from date of issue. At our option, we may redeem and retire any or all of the debt upon 30 days written notice. The average investment note payable was $53,539 and $49,951, with a weighted average interest rate of 9.06% and 9.12% at September 30, 2012 and 2011, respectively.

On January 6, 2012, the SEC declared effective our post effective amendment to our amended registration statement originally filed with the SEC in January 2010 (File No. 333-164109) (“2012 Registration Statement”).  Pursuant to this 2012 Registration Statement, along with the accompanying prospectus, we registered an offering of our investment notes, with a maximum aggregate offering price of $50 million, on a continuous basis with an expected termination date of January 28, 2013, unless terminated earlier at our discretion.  As of September 30, 2012, we have issued 374 investment notes in conjunction with this offering with an aggregate value of $24.0 million.

Maturities

A summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments) at September 30, 2012, follows:

	Amortizing Notes	Amortizing Notes	Amortizing Notes
	SSLA Lenders	Withdrawing Banks	Non-Voting Banks	Investment Notes	Total
2013	$58,423,999	$9,274,136	$11,996,139	$9,882,306	$89,576,580
2014	41,187,492	4,280,324	12,284,314	10,362,388	68,114,518
2015	29,265,060	2,618,090	4,224,060	14,120,299	50,227,509
2016	12,069,167	327,805	280,091	14,096,378	26,773,441
2017	—	—	—	4,899,222	4,899,222
2018 and beyond	—	—	—	13,776,698	13,776,698
Total	$140,945,718	$16,500,355	$28,784,604	$67,137,291	$253,367,968

INCOME TAXES	12 Months Ended
Sep. 30, 2012
INCOME TAXES
INCOME TAXES

NOTE 8: INCOME TAXES

The provision for income taxes for the years ended September 30, 2012, 2011, and 2010, consisted of the following:

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
Current	$10,548,636	$295,134	$—	$10,843,770
Deferred	(4,373,222)	(436,398)	10,162	(4,799,458)
Total	$6,175,414	$(141,264)	$10,162	$6,044,312

	For the Year Ended September 30, 2011
	Federal	State	Valuation Allowance	Total
Current	$10,555,061	$3,595,229	$—	$14,150,290
Deferred	(2,134,522)	(491,379)	—	(2,625,901)
Total	$8,420,539	$3,103,850	$—	$11,524,389

	For the Year Ended September 30, 2010
	Federal	State	Valuation Allowance	Total
Current	$9,770,014	$947,900	$—	$10,717,914
Deferred	(1,272,534)	(223,961)	—	(1,496,495)
Total	$8,497,480	$723,939	—	$9,221,419

The actual tax expense for the years ended 2012, 2011, and 2010 differs from the computed ‘expected’ tax expense (benefit) for those years (computed by applying the applicable United States federal corporate tax rates of 35% to income before income taxes) as follows:

	As of and for the Years Ended September 30,
	2012	2011	2010
Computed ‘expected’ tax expense	$6,325,065	$10,019,871	$9,024,277
State tax (net of federal tax effect)	(240,378)	2,226,005	343,310
Other tax benefit	(40,375)	(721,487)	(146,168)
Total	$6,044,312	$11,524,389	$9,221,419

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of September 30, 2012 and 2011 are presented below:

	As of and for the Years Ended September 30,
	2012	2011
Deferred tax assets:
Allowance for credit losses	$11,234,048	$9,892,366
Unearned insurance reserves	3,480,446	644,262
Uncertain tax positions	302,110	569,851
Fair value adjustment of acquisitions	109,709	143,983
State net operating losses and credits	26,680	—
Loan origination & policy acquisition costs	26,220	—
Other	176,769	137,752
Total deferred tax assets	15,355,982	11,388,214
Valuation allowance	(10,162)	—
Deferred tax assets, net of valuation allowance	15,345,820	11,388,214

Deferred tax liabilities:
Amortization - intangible assets	1,858,674	2,676,209
Depreciation	13,675	27,780
Loan origination & policy acquisition costs	—	20,294
Other	96,173	116,306
Total deferred tax liabilities	1,968,522	2,840,589
Net deferred tax assets	$13,377,298	$8,547,625

As of September 30, 2012, the Company had state net operating loss carryforwards of approximately $414,000, which will expire in 2022.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary difference become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not, with the exception of certain state net operating losses, which are expected to expire unutilized, the Company will realize the benefits of those deductible differences based on the following: historical taxable income, projections for future taxable income over the periods which the deferred tax assets are deductible, the tax sharing agreements and the group of member companies which file unitary state tax returns.

In recognition, measurement and disclosure guidance for the accounting of uncertain tax positions requires companies to recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

As of September 30, 2012, 2011 and 2010, the reserve for uncertain tax positions was approximately $0.9 million, $1.7 million, and $0.8 million, respectively.  The reserve for uncertain tax positions is included in accrued expenses and other liabilities in the consolidated balance sheet as of September 30, 2012, 2011, and 2010. We had $75,000 of unrecognized tax benefit that if realized would affect the effective tax rate. Interest and penalties recognized are recorded as a component of income tax expense in the amount of $137,000, $43,000 and $(145,000) for the year ended September 30, 2012, 2011, and 2010 respectively.

A reconciliation of unrecognized tax benefits for fiscal year 2012, 2011 and 2010 is as follows:

	As of and for the Years Ended September 30,
	2012	2011	2010
Balance, beginning of period	$1,368,200	$520,200	$645,000
Increase of tax positions taken in prior periods	86,100	1,060,000	44,900
Increase of tax positions taken in current period	9,800	13,000	—
(Decrease) due to lapse of applicable statute of limitations	(762,100)	(225,000)	(169,700)
Balance, end of period	$702,000	$1,368,200	$520,200

In addition, we have accrued cumulative interest and penalties of approximately $193,000, $330,000, and $287,000 as of September 30, 2012, 2011 and 2010, respectively.

MCFC files a consolidated federal income tax return with its subsidiaries and state jurisdictions.  MCFC’s federal income tax returns are open and subject to examination by the Internal Revenue Service for the tax year ended September 30, 2009 and later.  MCFC and subsidiaries state returns are generally open and subject to examinations for the tax year ended September 30, 2008 and later for major state jurisdictions.  The Company does not believe any adjustments that may result from these examinations will be material to the Company.

The Company does not believe a significant increase or decrease in the uncertain tax positions will occur in the next twelve months.

RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9:  RELATED PARTY TRANSACTIONS

Our Chief Executive Officer, Thomas H. Holcom, Jr., and certain immediate family members own investment notes issued by us.  Amounts held by these related parties totaled $843,292 and $785,461 at September 30, 2012 and 2011, respectively.  These investment notes will mature in 2013, 2014 and 2021, and bear a weighted average interest rate of 6.67%.  Carol Jackson, a member of the MCFC Board of Directors, owns investment notes issued by us. Amounts held by her totaled $541,250 and $500,000 at September 30, 2012 and 2011, respectively. These investment notes will mature in 2014 and bear a weighted average interest rate of 8.25% (See Note 7 to the consolidated financial statements).

We entered into a LSMS Agreement with CBD in June 2009.  Under the LSMS agreement, we buy certain military loans that CBD originates and receives management and record keeping services.  The following table represents the related party transactions associated with this agreement and other related transactions for the periods presented.

	As of and for the Years Ended September 30,
	2012	2011	2010
Loan purchasing:
Loans purchased from CBD	$239,616,353	$251,013,073	$240,871,321

Management and record keeping services:
Monthly servicing to CBD (0.7% of outstanding principal)	$33,820,834	$33,609,257	$31,323,735
Monthly servicing to CBD ($2.82 for each loan owned at prior fiscal year end)	5,084,245	5,173,367	5,012,020
Monthly cost sharing to MCFC ($62,500 per month, $61,250 per month in 2010)	750,000	750,000	735,000
Total management and record keeping services	$39,655,079	$39,532,624	$37,070,755

Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	$3,276,540	$3,630,526	$3,620,390
Tax payments	9,844,816	13,727,467	12,019,609
Dividends paid to MCFC	6,773,313	8,845,387	10,560,722
Total other transactions	$19,894,669	$26,203,380	$26,200,721

LITIGATION	12 Months Ended
Sep. 30, 2012
LITIGATION
LITIGATION

NOTE 10: LITIGATION

We are subject to legal proceedings and claims which arise in the ordinary course of business. In the opinion of management, the amount of ultimate liability with respect to these actions will not have a material adverse effect on the financial position, results of operations or cash flow.

DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2012
DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 11: DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

A financial instrument is defined as cash, evidence of an ownership interest in an entity, or a contract that creates a contractual obligation or right to deliver or receive cash or another financial instrument from a second entity on potentially favorable or unfavorable terms.

Fair value estimates are made at a point in time, based on relevant market data and information about the financial instrument. Fair values should be calculated based on the value of one trading unit without regard to any premium or discount that may result from concentrations of ownership of a financial instrument, possible tax ramifications, estimated transaction costs that may result from bulk sales or the relationship between various financial instruments. No readily available market exists for a significant portion of our financial instruments. Fair value estimates for these instruments are based on judgments regarding current economic conditions, currency and interest rate risk characteristics, loss experience, and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the calculated fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the instrument. Changes in assumptions could significantly affect the estimates.

The following methods and assumptions were used to estimate the fair value of its financial instruments:

Cash and Cash Equivalents - The carrying value approximates fair value due to their liquid nature and classified as Level 1.

Investments- Restricted - Fair value for U.S. government bond investments are based on quoted prices for similar assets in active markets and classified as Level 2.

Investments- Non-Restricted - Fair value for U.S. government bond investments are based on quoted prices for similar assets in active markets and classified as Level 2.  The carrying value of certificates of deposit approximates fair value due to their liquid nature and classified as Level 1.

Finance Receivables - The fair values of finance receivables are estimated by discounting future cash flows using current rates at which similar finance receivables would be made to borrowers with similar credit ratings and for the same remaining maturities. The carrying amount of finance receivables is evaluated at current market rate to determine fair value. If the Company’s finance receivables were measured at fair value in the financial statements these finance receivables would be classified as Level 2 in the fair value hierarchy.

Amortizing Term Notes - The fair value of the amortizing term notes with fixed interest rates are estimated using the discounted cash flow analysis based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.  If the Company’s amortizing term notes were measured at fair value in the financial statements, these amortizing term notes would be categorized as Level 2 in the fair value hierarchy.

Investment Notes - The fair value of investment notes is estimated by discounting future cash flows using current rates at which similar investment notes would be offered to lenders for the same remaining maturities.  If the Company’s investment notes were measured at fair value in the financial statements, these investment notes would be categorized as Level 2 in the fair value hierarchy

The carrying amounts and estimated fair values of our financial instruments at September 30, 2012 and 2011 are as follows:

	As of September 30, 2012		As of September 30, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and cash equivalents - non-restricted	$2,136,520	$2,136,520	$1,256,841	$1,256,841
Cash and cash equivalents - restricted	727,857	727,857	696,578	696,578
Investments - restricted	1,024,134	1,024,134	3,087,572	3,087,572
Investments - non-restricted	3,360,773	3,360,773	2,832,972	2,832,972
Net finance receivables	331,910,518	331,950,198	330,704,771	331,555,761

Financial liabilities:
Amortizing term notes	$186,230,677	$186,232,408	$214,490,826	$214,642,324
Investment notes	67,428,441	67,604,603	59,724,991	59,876,461

Investments in debt securities measured and reported at fair value are classified and disclosed in one of the following categories:

·                  Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

·                  Level 2 — Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

·                  Level 3 — Unobservable inputs reflect the Company’s judgments about the assumptions market participants would use in pricing the asset or liability since limited market data exists. The Company develops these inputs based on the best information available, including the Company’s own data.

During 2012, U.S. government bond investments of $3.8 million are valued by commercial pricing services, where prices are derived using market observable inputs, have been transferred from Level 1 to Level 2.  The Company’s policy is to recognize transfers in and transfers out as of the ending of the reporting period. As of September 30, 2011, our U.S. government bond investments were $5.0 million, which are classified as Level 1. During fiscal 2011, there were no significant transfers in or out of Levels 1, 2 or 3.

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Pioneer Financial Services, Inc. and its wholly owned subsidiaries (collectively “we,” “us,” “our” or the “Company”). Intercompany balances and transactions have been eliminated.  We were acquired on May 31, 2007 by MidCountry Financial Corp, a Georgia corporation (“MCFC”) as a wholly owned subsidiary (the “Transaction”).

Immediately subsequent to the Transaction, we declared and paid a dividend to MCFC of our business operation and certain assets and liabilities related to the origination and servicing of our finance receivables. MCFC contributed these operations to MidCountry Bank, a federally chartered savings bank and wholly owned subsidiary of MCFC (“MCB”).  MCB formed the Consumer Banking Division (“CBD”) (formerly known as the Military Banking Division) which is composed exclusively of the assets and liabilities contributed from MCFC.  This transaction is further described in “Note 6:  Goodwill and Other Intangible Assets”.  As part of the Transaction, we entered into a Loan Sale and Master Services Agreement (“LSMS Agreement”) with CBD.  Under the LSMS Agreement, CBD is obligated to originate loans and we are obligated to purchase those loans that meet our business model and lending criteria.  Also under the LSMS Agreement, CBD will provide us with management and record keeping services.  As part of the Transaction, substantially all of our employees became employees of CBD.  We pay fees for loans purchased and originated by CBD and management and record keeping services provided by CBD.  The LSMS Agreement is further described in “Note 9:  Related Party Transactions.”

Cash and Cash Equivalents - Non-Restricted

Cash and Cash Equivalents — Non-Restricted

We had no cash equivalents as of September 30, 2012 or 2011.  Our cash consisted of checking accounts with an aggregate balance of approximately $2.1 million and $1.3 million as of September 30, 2012 and 2011, respectively.

Cash and Cash Equivalents - Restricted

Cash and Cash Equivalents - Restricted

We are required to maintain restricted cash pursuant to an agreement with The Assurant Group (“Assurant”) a third party insurance company that underwrites policies sold by us. Based on the agreement, we are required to maintain cash and cash equivalents and/or investments in custodial accounts, in the amount of 102% of unearned premium and insurance claim and policy reserves, with a qualified financial institution. As of September 30, 2012, the amount required per the agreement with Assurant was $0.3 million.

Investments - Non-Restricted

Investments - Non-Restricted

We classify our certificates of deposit as held-to-maturity and our government bonds as available-for-sale. Held-to-maturity are recorded at historical cost, adjusted for amortization of premiums and accretion of discounts. We have the intent and ability to hold these investments to maturity. Available-for-sale are recorded at fair value. Unrealized gains and losses on available-for-sale investments are recorded as accumulated other comprehensive income in the shareholder’s equity section of our balance sheet, net of related income tax effects. If the fair value of any investment security declines below cost and we consider the decline to be other than temporary, we reduce the investment security to its fair value, and record a loss.

Investments - Restricted

Investments - Restricted

We classify our restricted government bonds as available-for-sale and record them at fair value. Unrealized gains and losses are recorded as accumulated other comprehensive income in the shareholder’s equity section of our balance sheet, net of related income tax effects. If the fair value of any investment security declines below cost and we consider the decline to be other than temporary, we reduce the investment security to its fair value, and record a loss.

These investments are restricted pursuant to an agreement with Assurant.

Finance Receivables

Finance Receivables

Finance receivables are carried at amortized cost and are adjusted for unamortized direct origination fees and reduced for finance charges on pre-computed finance receivables, unearned dealer discounts, allowances for credit losses, debt protection reserves, insurance reserves and unearned fees and premiums. Debt protection and reinsurance reserves, unearned premiums and unearned fees applicable to credit risk on consumer receivables are treated as a reduction of finance receivables in the consolidated balance sheet since the payments on such policies generally, are used to reduce outstanding receivables.

Allowance for Credit Losses

Allowance for Credit Losses

We maintain an allowance for credit losses, which represents management’s best estimate of inherent losses in the outstanding finance receivable portfolio.  The allowance for credit losses is reduced by actual credit losses and is increased by the provision for credit losses and recoveries of previous losses.  The provision for finance receivable losses are charged to earnings to bring the total allowance to a level considered necessary by management.  As the portfolio of total finance receivables consists of military loans and retail installment contracts, a large number of relatively small, homogenous accounts, the finance receivables are evaluated for impairment as two separate components: military loans and retail installment contracts.  Management considers numerous factors in estimating losses in our credit portfolio, including the following:

·                  Prior credit losses and recovery experience

·                  Current economic conditions

·                  Current finance receivable delinquency trends

·                  Demographics of the current finance receivable portfolio

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the cost in excess of the fair value of net assets acquired (including identifiable intangibles) in transactions accounted for as purchases. Other intangible assets represent premiums paid for other identifiable assets (see Note 6:  Goodwill and Other Intangible Assets for more details).  Goodwill is not amortized over an estimated useful life, but rather is tested annually for impairment as of September 30th, or when there are indicators of impairment.  Intangible assets other than goodwill, which are determined to have finite lives, are amortized on straight-line or accelerated basis over their estimated useful lives between three and ten years. Amortizing intangibles are assessed for impairment only when events have occurred that may give rise to impairment. When a potential impairment has been identified, forecasted undiscounted net cash flows of the operations to which the asset relates are compared to the current carrying value of the long-lived assets present in that operation. If such cash flows are less than such carrying amounts, long-lived assets, including such intangibles, are written down to their respective fair values.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs

The costs of acquiring the debt protection fees and insurance policies are primarily related to the production of new and renewal business and have been deferred to the extent that such costs are deemed recoverable from future revenue. Such costs principally include debt protection commission and reinsurance premium taxes and third party servicing fees.  Costs deferred on property and casualty and credit policies are amortized over the term of the related policies in relation to the premiums and fees earned.  Deferred policy acquisition costs are written off to current period results of operations if such costs are deemed to be not recoverable from future investment income.

Debt Protection - Insurance Claims and Reserves

Debt Protection - Insurance Claims and Reserves

Life and health reserves for credit coverage consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid. Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change in probable ultimate liabilities was determined.

Revenue Recognition

Revenue Recognition

Interest Income on Finance Receivables

Interest income on finance receivables is recognized as revenue on an accrual basis using the effective yield method.  The deferred fees, net of costs, are accreted into income using the effective yield method over the estimated life of the finance receivable.  If a finance receivable, net of costs, liquidates before accretion is completed, we charge or credit any unaccreted net deferred fees or costs to income at the date of liquidation.  We recognized late charges as fee income when received.  We stop accruing interest income on finance receivables when a payment has not been received for 90 days, and the interest due exceeds an amount equal to 60 days of interest charges.  The accrual is resumed when a full payment (95% or more of the contracted payment amount) is received.

Debt Protection and Reinsurance Income

CBD sells life, accident and health protection along with other exclusive coverages that are unique to our customers. Under an agreement, we assume from CBD, all risks on debt protection, credit accident, health insurance and all other coverage’s written on the military loans.  Unearned fees and premiums are recognized as non-interest income over the period of risk in proportion to the amount of debt protection provided.

Income Taxes

Income Taxes

We use the asset and liability method of accounting for income taxes.  Under the asset and liability method, deferred tax assets and liabilities are recorded at currently enacted tax rates applicable to the period in which assets or liabilities are expected to be realized or settled.  Deferred tax assets and liabilities are adjusted to reflect changes in statutory tax rates resulting in income adjustments in the period such changes are enacted.

The provisions of FASB ASC 740, Income Taxes, prescribes a comprehensive financial statement model of how a company should recognize, measure, present, and disclose uncertain tax positions that the company has taken or expects to take in its income tax returns. The Company recognizes tax benefits that meet the “more likely than not” recognition threshold as defined within FASB ASC 740. In the preparation of income tax returns, tax positions are taken based on interpretation of federal and state income tax laws for which the outcome is uncertain. Management periodically reviews and evaluates the status of uncertain tax positions and makes estimates of amounts ultimately due or owed. The benefits of tax positions are recorded in income tax expense in the consolidated financial statements, net of the estimates of ultimate amounts due or owed, including any applicable interest and penalties. Changes in the estimated amounts due or owed may result from closing of the statute of limitations on tax returns, new legislation, and clarification of existing legislation through government pronouncements, the courts, and through the examination process.

The Company’s operations are included in the consolidated federal income tax return of MCFC, and various combined state returns. Income taxes are paid to or refunded by MCFC pursuant to the terms of a tax-sharing agreement, approved by the Board of Directors, under which taxes approximate the amount that would have been computed on a separate company basis. Income taxes incurred in the current and prior years will be available for recoupment by the Company only in the event of future net losses of consolidated MCFC.

The Company receives a benefit at the federal and state rate in the current year for net losses incurred in that year to the extent losses can be utilized in the consolidated federal income tax return or combined state income tax return of MCFC.  MCFC and its subsidiaries currently file income tax returns in the United States federal jurisdiction, and most state jurisdictions. These tax returns, which often require interpretation due to their complexity, are subject to changes in income tax regulations or in how the regulations are interpreted. In the normal course of business, MCFC and its subsidiaries are routinely subject to examinations and challenges from federal and state taxing authorities regarding the amount of taxes due in connection with the businesses they are engaged in. Recently, federal and state taxing authorities have become increasingly aggressive in challenging tax positions taken by financial services organizations.  The challenges made by taxing authorities may result in adjustments to the timing or amount of taxable income or deductions, or the allocation of income among tax jurisdictions.  The Company does not believe any adjustments that may result from these examinations will be material to the Company.

MCFC’s federal income tax returns are open and subject to examination by the Internal Revenue Service for the tax year ended September 30, 2009 and later.  MCFC and subsidiaries state returns are generally open and subject to examinations for the tax year ended September 30, 2008 and later in major state jurisdictions.

New Accounting Pronouncements Not Yet Adopted

New Accounting Pronouncements Not Yet Adopted

In December 2011, the FASB issued the FASB ASU 2011-11 “Balance Sheet disclosures about Offsetting Assets and Liabilities”. The update requires entities to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare financial statements on the basis of U.S. GAAP and those entities that prepare the financial statements on the basis of IFRS. The amended guidance is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. We are currently evaluating the impact this update will have on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on indefinite-lived intangible assets is necessary.  Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required.  This guidance is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. We believe that the adoption of this guidance will not have a material impact on our financial condition or results of operations.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and disclosures of contingent assets and liabilities.  We use estimates and employ the judgments of management in determining the amount of our allowance for credit losses, insurance claims and policy reserves, and establishing the fair value of our financial instruments.  While the consolidated financial statements and footnotes reflect the best estimates and judgments of management at the time, actual results could differ significantly from those estimates.

FINANCE RECEIVABLES (Tables)	12 Months Ended
Sep. 30, 2012
FINANCE RECEIVABLES
Schedule of finance receivables

	As of September 30,
	2012	2011

Military loans	$369,361,165	$370,601,538
Retail installment contracts	27,441,843	34,632,001

Gross finance receivables	396,803,008	405,233,539

Net deferred loan fees and dealer discounts	(19,843,416)	(21,519,999)
Unearned debt protection fees and insurance premium reserves	(13,073,836)	(14,701,405)
Unapplied finance receivables payments	—	(11,152,083)
Debt protection claims and policy reserves	(2,975,238)	(1,759,026)
Total unearned fees and premiums	(35,892,490)	(49,132,513)

Finance receivables - net of unearned fees and premiums	360,910,518	356,101,026

Allowance for credit losses	(29,000,000)	(25,396,255)

Net finance receivables	$331,910,518	$330,704,771

Schedule of changes in the components of allowance for credit losses on finance receivables

	As of and for the Years Ended September 30,
	2012			2011
	Military Loans	Retail Contracts	Total	Military Loans	Retail Contracts	Total
	(dollars in thousands)
Allowance for credit losses:
Balance, beginning of period	$22,970	$2,426	$25,396	$22,764	$1,732	$24,496
Finance receivables charged-off	(32,611)	(1,923)	(34,534)	(26,349)	(2,516)	(28,865)
Recoveries	3,125	396	3,521	3,693	506	4,199
Provision	33,973	644	34,617	22,862	2,704	25,566
Balance, end of period	$27,457	$1,543	$29,000	$22,970	$2,426	$25,396

Finance receivables:	369,361	27,442	396,803	370,602	34,632	405,234
Allowance for credit losses	(27,457)	(1,543)	(29,000)	(22,970)	(2,426)	(25,396)
Balance net of allowance	$341,904	$25,899	$367,803	$347,632	$32,206	$379,838

Schedule of the amount of accrued interest receivable for nonperforming loans

	As of September 30,
	2012	2011 (1)
	(dollars in thousands)

Total accrued interest receivable	$7,377	$5,318

Non-performing assets:
Military loans	631	394
As percent of total accrued interest receivable	8.6%	7.4%

Retail installment contracts	13	14
As percent of total accrued interest receivable	0.2%	0.3%
Total accrued interest on non-performing assets	$644	$408

Total non-performing as a percent of total accrued interest	8.7%	7.7%

(1) Total accrued interest receivable is based on pro forma amounts and excludes the advance allotment payments.

Schedule of the credit quality of the Company's finance receivables

	As of and for Years Ending September 30,
	2012	2011
	(dollars in thousands)

Total finance receivables:
Gross balance	$396,803	$405,234
Performing	385,495	396,507
Non-performing (90 days delinquent)	11,308	8,727
Non-performing loans as a percent of gross balance	2.85%	2.15%

Military loans:
Gross balance	$369,361	$370,602
Performing	359,108	362,787
Non-performing (90 days delinquent)	10,253	7,815
Non-performing loans as a percent of gross balance	2.78%	2.11%

Retail installment contracts:
Gross balance	$27,442	$34,632
Performing	26,387	33,720
Non-performing (90 days delinquent)	1,055	912
Non-performing loans as a percent of gross balance	3.84%	2.63%

Schedule of age analysis of past due financing receivables

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2012
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$3,539	$10,253	$13,792	$355,569	$369,361
Retail installment contracts	380	1,055	1,435	26,007	27,442
Total	$3,919	$11,308	$15,227	$381,576	$396,803

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2011
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$4,697	$7,815	$12,512	$358,090	$370,602
Retail installment contracts	529	912	1,441	33,191	34,632
Total	$5,226	$8,727	$13,954	$391,280	$405,234

Schedule of the amount of earned fees related to the entity's debt protection product

	For the Years Ended September 30,
	2012	2011	2010

Revenue:
Net debt protection revenue	$8,346,102	$7,261,475	$1,285,641

Expenses:
Claims paid and change in reserve	$2,944,824	$1,879,518	$131,258
Third party commissions	898,811	797,989	138,656
Total expenses	$3,843,635	$2,677,507	$269,914

Net debt protection income:	$4,502,467	$4,583,968	$1,015,727

Summary of activity in the liability for unpaid claims and claim adjustment expenses for health and life coverage for debt protection and reinsurance

	As of and for the Years ended September 30,
	2012	2011	2010

Balance, beginning of period	$1,759,026	$653,926	$627,106

Claim amount incurred, related to
Prior periods	962,354	906,342	281,310
Current period	1,980,567	984,708	186,067
Total	2,942,921	1,891,050	467,377

Claim amount paid, related to
Prior periods	564,645	376,690	265,167
Current period	1,162,064	409,260	175,390
Total	1,726,709	785,950	440,557

Balance, end of period	$2,975,238	$1,759,026	$653,926

INVESTMENTS - RESTRICTED (Tables)	12 Months Ended
Sep. 30, 2012
INVESTMENTS - RESTRICTED
Schedule of restricted investments

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Restricted investments:
U.S. government bonds	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572
Total restricted investments	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572

(1)                The unrealized gain on investments of $40,990 net of tax of $14,347 represents the accumulated other comprehensive income of $26,643.

INVESTMENTS - NON-RESTRICTED (Tables)	12 Months Ended
Sep. 30, 2012
INVESTMENTS - NON-RESTRICTED
Schedule of non-restricted investments

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Non-restricted investments:
Certificates of deposit	$594,000	$—	$—	$594,000	$900,012	$—	$—	$900,012
U.S. government bonds	2,717,902	48,871	—	2,766,773	1,932,960	—	—	1,932,960
Total non-restricted investments	$3,311,902	$48,871	$—	$3,360,773	$2,832,972	$—	$—	$2,832,972

(1)                The unrealized gain on investments of $48,871 net of tax of $17,104 represents the accumulated other comprehensive income of $31,767.

FURNITURE AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2012
FURNITURE AND EQUIPMENT
Schedule of cost and accumulated depreciation of property and equipment

	As of and For the Year Ended September 30,
	2012	2011

Furniture and equipment	$41,200	$41,200
Computer software	1,174,169	1,137,164
Work in process	505,014	—
	1,720,383	1,178,364

Less accumulated depreciation	(1,155,356)	(1,068,308)

Furniture and equipment - net	$565,027	$110,056

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of goodwill and intangible assets

	As of and for the Year Ended September 30,
	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$11,000,000	$(8,881,052)	$2,118,948	$11,000,000	$(7,929,344)	$3,070,656
Agent relationships	700,000	(525,464)	174,536	700,000	(456,968)	243,032
Vendor relationships	1,700,000	(1,275,244)	424,756	1,700,000	(1,109,608)	590,392
Trade name	7,000,000	(4,373,880)	2,626,120	7,000,000	(3,674,508)	3,325,492
Technology	4,000,000	(3,839,760)	160,240	4,000,000	(3,489,372)	510,628
Valuation of business acquired - unearned premium	1,600,000	(1,600,000)	—	1,600,000	(1,600,000)	—

Total amortizable intangibles	$26,000,000	$(20,495,400)	$5,504,600	$26,000,000	$(18,259,800)	$7,740,200

Goodwill	$31,474,280	$—	$31,474,280	$31,474,280	$—	$31,474,280

Schedule of expected amortization expense of currently recorded amortizable intangibles
Year Ended	Annual Amortization
September 30,	Expense

2013	1,706,000
2014	1,243,000
2015	1,027,000
2016	847,000
2017	681,600

Total	$5,504,600

BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2012
BORROWINGS
Summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments)

A summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments) at September 30, 2012, follows:

	Amortizing Notes	Amortizing Notes	Amortizing Notes
	SSLA Lenders	Withdrawing Banks	Non-Voting Banks	Investment Notes	Total
2013	$58,423,999	$9,274,136	$11,996,139	$9,882,306	$89,576,580
2014	41,187,492	4,280,324	12,284,314	10,362,388	68,114,518
2015	29,265,060	2,618,090	4,224,060	14,120,299	50,227,509
2016	12,069,167	327,805	280,091	14,096,378	26,773,441
2017	—	—	—	4,899,222	4,899,222
2018 and beyond	—	—	—	13,776,698	13,776,698
Total	$140,945,718	$16,500,355	$28,784,604	$67,137,291	$253,367,968

INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES
Schedule of provision for income taxes

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
Current	$10,548,636	$295,134	$—	$10,843,770
Deferred	(4,373,222)	(436,398)	10,162	(4,799,458)
Total	$6,175,414	$(141,264)	$10,162	$6,044,312

	For the Year Ended September 30, 2011
	Federal	State	Valuation Allowance	Total
Current	$10,555,061	$3,595,229	$—	$14,150,290
Deferred	(2,134,522)	(491,379)	—	(2,625,901)
Total	$8,420,539	$3,103,850	$—	$11,524,389

	For the Year Ended September 30, 2010
	Federal	State	Valuation Allowance	Total
Current	$9,770,014	$947,900	$—	$10,717,914
Deferred	(1,272,534)	(223,961)	—	(1,496,495)
Total	$8,497,480	$723,939	—	$9,221,419

Schedule of reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes

	As of and for the Years Ended September 30,
	2012	2011	2010
Computed ‘expected’ tax expense	$6,325,065	$10,019,871	$9,024,277
State tax (net of federal tax effect)	(240,378)	2,226,005	343,310
Other tax benefit	(40,375)	(721,487)	(146,168)
Total	$6,044,312	$11,524,389	$9,221,419

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities

	As of and for the Years Ended September 30,
	2012	2011
Deferred tax assets:
Allowance for credit losses	$11,234,048	$9,892,366
Unearned insurance reserves	3,480,446	644,262
Uncertain tax positions	302,110	569,851
Fair value adjustment of acquisitions	109,709	143,983
State net operating losses and credits	26,680	—
Loan origination & policy acquisition costs	26,220	—
Other	176,769	137,752
Total deferred tax assets	15,355,982	11,388,214
Valuation allowance	(10,162)	—
Deferred tax assets, net of valuation allowance	15,345,820	11,388,214

Deferred tax liabilities:
Amortization - intangible assets	1,858,674	2,676,209
Depreciation	13,675	27,780
Loan origination & policy acquisition costs	—	20,294
Other	96,173	116,306
Total deferred tax liabilities	1,968,522	2,840,589
Net deferred tax assets	$13,377,298	$8,547,625

Schedule of reconciliation of unrecognized tax benefits

	As of and for the Years Ended September 30,
	2012	2011	2010
Balance, beginning of period	$1,368,200	$520,200	$645,000
Increase of tax positions taken in prior periods	86,100	1,060,000	44,900
Increase of tax positions taken in current period	9,800	13,000	—
(Decrease) due to lapse of applicable statute of limitations	(762,100)	(225,000)	(169,700)
Balance, end of period	$702,000	$1,368,200	$520,200

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS
Schedule of related party transactions associated with LSMS agreement and other related transactions

	As of and for the Years Ended September 30,
	2012	2011	2010
Loan purchasing:
Loans purchased from CBD	$239,616,353	$251,013,073	$240,871,321

Management and record keeping services:
Monthly servicing to CBD (0.7% of outstanding principal)	$33,820,834	$33,609,257	$31,323,735
Monthly servicing to CBD ($2.82 for each loan owned at prior fiscal year end)	5,084,245	5,173,367	5,012,020
Monthly cost sharing to MCFC ($62,500 per month, $61,250 per month in 2010)	750,000	750,000	735,000
Total management and record keeping services	$39,655,079	$39,532,624	$37,070,755

Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	$3,276,540	$3,630,526	$3,620,390
Tax payments	9,844,816	13,727,467	12,019,609
Dividends paid to MCFC	6,773,313	8,845,387	10,560,722
Total other transactions	$19,894,669	$26,203,380	$26,200,721

DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2012
DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of carrying amounts and estimated fair values of the entity's financial instruments

	As of September 30, 2012		As of September 30, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and cash equivalents - non-restricted	$2,136,520	$2,136,520	$1,256,841	$1,256,841
Cash and cash equivalents - restricted	727,857	727,857	696,578	696,578
Investments - restricted	1,024,134	1,024,134	3,087,572	3,087,572
Investments - non-restricted	3,360,773	3,360,773	2,832,972	2,832,972
Net finance receivables	331,910,518	331,950,198	330,704,771	331,555,761

Financial liabilities:
Amortizing term notes	$186,230,677	$186,232,408	$214,490,826	$214,642,324
Investment notes	67,428,441	67,604,603	59,724,991	59,876,461

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash and Cash Equivalents - Non-Restricted
Cash	$ 2,136,520	$ 1,256,841	$ 1,938,610	$ 3,311,478
Cash and Cash Equivalents - Restricted
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	$ 300,000
Allowance for Credit Losses
Number of components in financing receivables impairment evaluation	2
Interest Income on Finance Receivables
Installment not received on which interest accrual is suspended, period	90 days
Period for which interest due exceeds interest charges on which interest accrual is suspended	60 days
Percentage of full payment received on which interest accrual is resumed	95.00%
Minimum
Goodwill and other intangible assets
Estimated useful lives of finite intangible assets	3 years
Maximum
Goodwill and other intangible assets
Estimated useful lives of finite intangible assets	10 years

FINANCE RECEIVABLES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finance receivables
Loans originated from CBD	$ 239,616,353	$ 251,013,073	$ 240,871,321
Amount of contracts acquired	23,326,384	29,026,308	37,421,612
Percentage of loans purchased as refinancing of outstanding loans	29.00%	27.70%
Customer loan payments collected in advance of the payment due dates		14,100,000
Gross finance receivables	396,803,008	405,233,539
Net deferred loan fees and dealer discounts	(19,843,416)	(21,519,999)
Unearned debt protection fees and insurance premium reserves	(13,073,836)	(14,701,405)
Unapplied finance receivables payments		(11,152,083)
Debt protection claims and policy reserves	(2,975,238)	(1,759,026)
Total unearned fees and premiums	35,892,490	49,132,513
Finance receivables - net of unearned fees and premiums	360,910,518	356,101,026
Allowance for credit losses	(29,000,000)	(25,396,255)	(24,496,000)
Net finance receivables	331,910,518	330,704,771
Military loans
Finance receivables
Loans originated from CBD	398,300,000	425,600,000
Gross finance receivables	369,361,165	370,601,538
Allowance for credit losses	(27,457,000)	(22,970,000)	(22,764,000)
Retail installment contracts
Finance receivables
Amount of contracts acquired	25,500,000	30,900,000
Gross finance receivables	27,441,843	34,632,001
Allowance for credit losses	$ (1,543,000)	$ (2,426,000)	$ (1,732,000)

FINANCE RECEIVABLES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for credit losses:
Balance, beginning of period	$ 25,396,255	$ 24,496,000
Finance receivables charged-off	(34,534,000)	(28,865,000)
Recoveries	3,521,000	4,199,000
Provision	34,617,355	25,565,703	22,432,831
Balance, end of period	29,000,000	25,396,255	24,496,000
Finance receivables, net of allowance
Finance receivables	396,803,008	405,233,539
Allowance for credit losses	(29,000,000)	(25,396,255)	(24,496,000)
Balance net of allowance	367,803,000	379,838,000
Military Loans
Allowance for credit losses:
Balance, beginning of period	22,970,000	22,764,000
Finance receivables charged-off	(32,611,000)	(26,349,000)
Recoveries	3,125,000	3,693,000
Provision	33,973,000	22,862,000
Balance, end of period	27,457,000	22,970,000
Finance receivables, net of allowance
Finance receivables	369,361,165	370,601,538
Allowance for credit losses	(27,457,000)	(22,970,000)
Balance net of allowance	341,904,000	347,632,000
Retail Contracts
Allowance for credit losses:
Balance, beginning of period	2,426,000	1,732,000
Finance receivables charged-off	(1,923,000)	(2,516,000)
Recoveries	396,000	506,000
Provision	644,000	2,704,000
Balance, end of period	1,543,000	2,426,000
Finance receivables, net of allowance
Finance receivables	27,441,843	34,632,001
Allowance for credit losses	(1,543,000)	(2,426,000)
Balance net of allowance	$ 25,899,000	$ 32,206,000

FINANCE RECEIVABLES (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Credit quality and accrued interest on financial receivable
Installment not received on which interest accrual is suspended, period	90 days
Period for which interest due exceeds interest charges on which interest accrual is suspended	60 days
Period during which principal or interest is not received for nonperforming loans	90 days
Non-performing loans	$ 331,910,518	$ 330,704,771
Percentage of full payment received on which interest accrual is resumed	95.00%
Number of days past due for loan to be considered impaired	180 days
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	7,377,000	5,318,000
Finance receivables	396,803,008	405,233,539
Non-performing loans as a percent of gross balance	2.85%	2.15%
Non-performing (90 days delinquent)
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	644,000	408,000
Percentage of non-performing loans interest receivable to total accrued interest receivable	8.70%	7.70%
Finance receivables	11,308,000	8,727,000
Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	385,495,000	396,507,000
Military loans
Accrued interest receivable for nonperforming loans
Finance receivables	369,361,165	370,601,538
Non-performing loans as a percent of gross balance	2.78%	2.11%
Military loans | Non-performing (90 days delinquent)
Credit quality and accrued interest on financial receivable
Non-performing loans	10,300,000	7,800,000
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	631,000	394,000
Percentage of non-performing loans interest receivable to total accrued interest receivable	8.60%	7.40%
Finance receivables	10,253,000	7,815,000
Military loans | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	359,108,000	362,787,000
Retail installment contracts
Accrued interest receivable for nonperforming loans
Finance receivables	27,441,843	34,632,001
Non-performing loans as a percent of gross balance	3.84%	2.63%
Retail installment contracts | Non-performing (90 days delinquent)
Credit quality and accrued interest on financial receivable
Non-performing loans	1,000,000	900,000
Accrued interest receivable for nonperforming loans
Total accrued interest receivable	13,000	14,000
Percentage of non-performing loans interest receivable to total accrued interest receivable	0.20%	0.30%
Finance receivables	1,055,000	912,000
Retail installment contracts | Performing loans
Accrued interest receivable for nonperforming loans
Finance receivables	$ 26,387,000	$ 33,720,000

FINANCE RECEIVABLES (Details 4) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Finance receivables past due
60-89 Days Past Due	$ 3,919,000	$ 5,226,000
90-180 Days Past Due	11,308,000	8,727,000
Total 60-180 Days Past Due	15,227,000	13,954,000
0-59 Days Past Due	381,576,000	391,280,000
Total Finance Receivables	396,803,008	405,233,539
Military Loans
Finance receivables past due
60-89 Days Past Due	3,539,000	4,697,000
90-180 Days Past Due	10,253,000	7,815,000
Total 60-180 Days Past Due	13,792,000	12,512,000
0-59 Days Past Due	355,569,000	358,090,000
Total Finance Receivables	369,361,165	370,601,538
Retail installment contracts
Finance receivables past due
60-89 Days Past Due	380,000	529,000
90-180 Days Past Due	1,055,000	912,000
Total 60-180 Days Past Due	1,435,000	1,441,000
0-59 Days Past Due	26,007,000	33,191,000
Total Finance Receivables	$ 27,441,843	$ 34,632,001

FINANCE RECEIVABLES (Details 5) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amount of earned fees related to debt protection product
Net debt protection revenue, net	$ 8,346,102	$ 7,261,475	$ 1,285,641
Claims paid and change in reserve	2,944,824	1,879,518	131,258
Third party commissions paid	898,811	797,989	138,656
Total expenses	3,843,635	2,677,507	269,914
Net debt protection income:	$ 4,502,467	$ 4,583,968	$ 1,015,727

FINANCE RECEIVABLES (Details 6) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Activity in the liability for unpaid claims and claim adjustment expenses for health and life coverage for debt protection and reinsurance
Balance, beginning of period	$ 1,759,026	$ 653,926	$ 627,106
Claim amount incurred, related to
Prior periods	962,354	906,342	281,310
Current period	1,980,567	984,708	186,067
Total	2,942,921	1,891,050	467,377
Claim amount paid, related to
Prior periods	564,645	376,690	265,167
Current period	1,162,064	409,260	175,390
Total	1,726,709	785,950	440,557
Balance, end of period	$ 2,975,238	$ 1,759,026	$ 653,926

INVESTMENTS - RESTRICTED (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
INVESTMENTS - RESTRICTED
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	$ 300,000
Restricted investments that will mature after one year and before five years	1,800,000
Net unrealized gain on investments, net of tax
Accumulated other comprehensive income	58,410	114,522
U.S. government bonds
Net unrealized gain on investments, net of tax
Net unrealized gain on investments	48,871
Book value of government bonds transferred from restricted to non-restricted upon receiving an authorization	1,900,000
Restricted investments
INVESTMENTS - RESTRICTED
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	300,000
Restricted investments that will mature after one year and before five years	1,000,000
Total Investments
Book Value	983,144	2,911,384
Gross Unrealized Gains	40,990	176,188
Fair Value	1,024,134	3,087,572
Net unrealized gain on investments, net of tax
Net unrealized gain on investments	40,990
Net unrealized gain on investments, tax	14,347
Accumulated other comprehensive income	26,643
Restricted investments | U.S. government bonds
Available-for-sale investments
Book Value	983,144	2,911,384
Gross Unrealized Gains	40,990	176,188
Fair Value	$ 1,024,134	$ 3,087,572

INVESTMENTS - NON-RESTRICTED (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 U.S. government bonds	Sep. 30, 2012 Non-restricted investments	Sep. 30, 2011 Non-restricted investments	Sep. 30, 2012 Non-restricted investments Certificates of deposit	Sep. 30, 2011 Non-restricted investments Certificates of deposit	Sep. 30, 2012 Non-restricted investments U.S. government bonds	Sep. 30, 2011 Non-restricted investments U.S. government bonds
INVESTMENTS - NON-RESTRICTED
Non-restricted investments that will mature within one year	$ 1,600,000
Restricted investments that will mature after one year and before five years	1,800,000
Non-restricted investments
Maturity within one year					1,700,000
Held-to-maturity investments
Book Value						594,000	900,012
Fair Value						594,000	900,012
Available-for-sale investments
Book Value								2,717,902	1,932,960
Gross Unrealized Gains								48,871
Fair Value								2,766,773	1,932,960
Total Investments
Book Value				3,311,902	2,832,972
Fair Value				3,360,773	2,832,972
Net unrealized gain on investments, net of tax
Unrealized gain on investments			48,871	48,871
Tax charged on unrealized gain on investments				17,104
Accumulated other comprehensive income	58,410	114,522		31,767
Book value of government bonds transferred from restricted to non-restricted upon receiving an authorization			$ 1,900,000

FURNITURE AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	$ 1,720,383	$ 1,178,364
Less accumulated depreciation	(1,155,356)	(1,068,308)
Furniture and equipment - net	565,027	110,056
Depreciation expense	100,000	100,000
Furniture and equipment
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	41,200	41,200
Estimated useful lives	7 years
Computer software
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	1,174,169	1,137,164
Estimated useful lives	3 years
Work in process
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	$ 505,014

GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (Sellers, USD $)	1 Months Ended
	May 31, 2007	Mar. 31, 2009
Business acquisition
Contingent payments		$ 4,000,000
MCFC
Business acquisition
Cash paid	68,800,000
Shares of common stock issued as a part of consideration	882,353
Contingent payments		5,000,000
Total purchase price		90,229,762
CBD
Business acquisition
Contingent payments		$ 1,000,000

GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Intangible assets
Gross Carrying Amount	$ 26,000,000	$ 26,000,000
Accumulated Amortization	(20,495,400)	(18,259,800)
Net Carrying Value	5,504,600	7,740,200
Goodwill
Goodwill	31,474,280	31,474,280
Amortization expense	2,235,600	2,973,600	3,691,200
Future amortization expense of currently recorded amortizable intangibles
2013	1,706,000
2014	1,243,000
2015	1,027,000
2016	847,000
2017	681,600
Total	5,504,600
Customer relationships
Intangible assets
Gross Carrying Amount	11,000,000	11,000,000
Accumulated Amortization	(8,881,052)	(7,929,344)
Net Carrying Value	2,118,948	3,070,656
Agent relationships
Intangible assets
Gross Carrying Amount	700,000	700,000
Accumulated Amortization	(525,464)	(456,968)
Net Carrying Value	174,536	243,032
Vendor relationships
Intangible assets
Gross Carrying Amount	1,700,000	1,700,000
Accumulated Amortization	(1,275,244)	(1,109,608)
Net Carrying Value	424,756	590,392
Trade name
Intangible assets
Gross Carrying Amount	7,000,000	7,000,000
Accumulated Amortization	(4,373,880)	(3,674,508)
Net Carrying Value	2,626,120	3,325,492
Technology
Intangible assets
Gross Carrying Amount	4,000,000	4,000,000
Accumulated Amortization	(3,839,760)	(3,489,372)
Net Carrying Value	160,240	510,628
Valuation of business acquired - unearned premium
Intangible assets
Gross Carrying Amount	1,600,000	1,600,000
Accumulated Amortization	$ (1,600,000)	$ (1,600,000)

BORROWINGS (Details) (USD $)	0 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2012	Sep. 30, 2011
Borrowings
Amortizing term notes	$ 186,230,677	$ 186,230,677	$ 214,490,826
Maturities
2013	89,576,580	89,576,580
2014	68,114,518	68,114,518
2015	50,227,509	50,227,509
2016	26,773,441	26,773,441
2017	4,899,222	4,899,222
2018 and beyond	13,776,698	13,776,698
Total	253,367,968	253,367,968
Withdrawing Banks
Borrowings
Debt instrument face amount	28,800,000	28,800,000
Amortizing Notes | SSLA Lenders
Borrowings
Additional funds available to the entity in accordance with the terms of the SSLA	102,700,000	102,700,000
Aggregate amount agreed to be funded by the lenders during the next 12 months	342,300,000	342,300,000
Amortizing term notes	186,200,000	186,200,000	214,490,826
Number of debt instruments		354	370
Weighted average interest rate (as a percent)	6.25%	6.25%	6.19%
Basis points added to reference rate (as a percent)	2.70%	2.70%
Variable rate basis		90-day
Minimum interest rate (as a percent)		6.25%
Quarterly uncommitted availability fee (as a percent)		0.10%
Uncommitted availability fees		500,000
Percentage of cumulative positive net income earned during each of the fiscal years ending after September 30, 2008 that must be added to the consolidated total required capital in order to be distributed as a dividend		50.00%
Number of days after the last day of each fiscal year that any undistributed positive net income must be added to consolidated total required capital		120 days
Default increase in interest rate in an event of default of financial covenants (as a percent)		2.00%
Maturities
2013	58,423,999	58,423,999
2014	41,187,492	41,187,492
2015	29,265,060	29,265,060
2016	12,069,167	12,069,167
Total	140,945,718	140,945,718
Amortizing Notes | Non-Voting Banks
Maturities
2013	11,996,139	11,996,139
2014	12,284,314	12,284,314
2015	4,224,060	4,224,060
2016	280,091	280,091
Total	28,784,604	28,784,604
Amortizing Notes | Withdrawing Banks
Borrowings
Number of lenders	25	25
Maturities
2013	9,274,136	9,274,136
2014	4,280,324	4,280,324
2015	2,618,090	2,618,090
2016	327,805	327,805
Total	16,500,355	16,500,355
Amortizing Notes | MCFC | SSLA Lenders
Borrowings
Amount to which payments to the related party are restricted		750,000
Amortizing Notes | Minimum | SSLA Lenders
Borrowings
Percentage of allowance for credit losses to net finance receivables		5.25%
Consolidated total required capital		75,000,000
Amortizing Notes | Maximum | SSLA Lenders
Borrowings
Maturity period		48 months
Ratio of senior indebtedness at the end of each quarter to tangible net worth	4	4
Percentage of senior indebtedness to net finance receivables		80.00%
Investment Notes
Borrowings
Debt instrument face amount	67,400,000	67,400,000	59,700,000
Number of debt instruments	374
Weighted average interest rate (as a percent)	9.06%	9.06%	9.12%
Investment Notes
Purchase adjustment reflected in the book value		300,000	400,000
Number of days notice that the entity must provide for redemption of debt instrument		30 days
Average outstanding balance		53,539	49,951
Maximum aggregate offering price as registered	50,000,000	50,000,000
Aggregate value of offering	24,000,000
Maturities
2013	9,882,306	9,882,306
2014	10,362,388	10,362,388
2015	14,120,299	14,120,299
2016	14,096,378	14,096,378
2017	4,899,222	4,899,222
2018 and beyond	13,776,698	13,776,698
Total	$ 67,137,291	$ 67,137,291
Investment Notes | Maximum
Borrowings
Maturity period		10 years

BORROWINGS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011
Revolving credit line
Subordinated debt - parent
Number of equal monthly installments	12
Interest rate during the period (as a percent)	5.00%
Interest rate at the end of the period (as a percent)	5.00%	5.00%
Outstanding balance	$ 19,500,000
Revolving line of credit
Subordinated debt - parent
Maximum principal balance on the facility		25,000,000
Interest rate during the period (as a percent)	5.00%
Outstanding balance	$ 0	0

INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Federal
Current	$ 10,548,636	$ 10,555,061	$ 9,770,014
Deferred	(4,373,222)	(2,134,522)	(1,272,534)
Total	6,175,414	8,420,539	8,497,480
State
Current	295,134	3,595,229	947,900
Deferred	(436,398)	(491,379)	(223,961)
Total	(141,264)	3,103,850	723,939
Valuation Allowance
Deferred	10,162
Total	10,162
Total
Current	10,843,770	14,150,290	10,717,914
Deferred	(4,799,458)	(2,625,901)	(1,496,495)
Total	6,044,312	11,524,389	9,221,419
United States federal corporate tax rates
United States federal corporate tax rates (as a percent)	35.00%	35.00%	35.00%
Reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes
Computed expected tax expense	6,325,065	10,019,871	9,024,277
State tax (net of federal tax effect)	(240,378)	2,226,005	343,310
Other tax benefit	(40,375)	(721,487)	(146,168)
Total	$ 6,044,312	$ 11,524,389	$ 9,221,419

INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deferred tax assets:
Allowance for credit losses	$ 11,234,048	$ 9,892,366
Unearned insurance reserves	3,480,446	644,262
Uncertain tax positions	302,110	569,851
Fair value adjustment of acquisitions	109,709	143,983
State net operating losses and credits	26,680
Loan origination & policy acquisition cots	26,220
Other	176,769	137,752
Total deferred tax assets	15,355,982	11,388,214
Valuation Allowance	(10,162)
Deferred tax assets, net of valuation allowance	15,345,820	11,388,214
Deferred tax liabilities:
Amortization-intangible assets	1,858,674	2,676,209
Depreciation	13,675	27,780
Loan origination & policy acquisition costs		20,294
Other	96,173	116,306
Total deferred tax liabilities	1,968,522	2,840,589
Net deferred tax assets	13,377,298	8,547,625
State net operating loss carryforwards	414,000
Additional disclosure of uncertain tax positions and unrecognized tax benefits
Reserve for uncertain tax positions	900,000	1,700,000	800,000
Unrecognized tax benefit that if realized would affect the effective tax rate	75,000
Interest and penalties recognized and recorded as a component of income tax expense	137,000	43,000	(145,000)
Reconciliation of unrecognized tax benefits
Balance, beginning of period	1,368,200	520,200	645,000
Increase of tax positions taken in prior periods	86,100	1,060,000	44,900
Increase of tax positions taken in current period	9,800	13,000
(Decrease) due to lapse of applicable statute of limitations	(762,100)	(225,000)	(169,700)
Balance, end of period	702,000	1,368,200	520,200
Accrued cumulative interest and penalties
Accrued cumulative interest and penalties	$ 193,000	$ 330,000	$ 287,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Related party transactions
Amount held by related parties	$ 67,428,441	$ 59,724,991
Loan purchasing:
Loans purchased from CBD	239,616,353	251,013,073	240,871,321
Management and record keeping services:
Total management and record keeping services	39,655,079	39,532,624	37,070,755
Other transactions:
Tax payments	9,844,816	13,727,467	12,019,609
Dividends paid to MCFC	6,773,313	8,845,387	10,560,722
Total other transactions	19,894,669	26,203,380	26,200,721
Monthly servicing (0.7% of outstanding principal)
Management and record keeping services:
Total management and record keeping services	33,820,834	33,609,257	31,323,735
Service expense expressed as a percentage of outstanding principal	0.70%
Monthly servicing ($2.82 for each loan owned at prior fiscal year end)
Management and record keeping services:
Total management and record keeping services	5,084,245	5,173,367	5,012,020
Service expense for each loan owned at prior fiscal year end	2.82
Monthly cost sharing to MCFC ($62,500 per month, $61,250 per month in 2010)
Management and record keeping services:
Total management and record keeping services	750,000	750,000	735,000
Amount fixed as monthly service expense	62,500		61,250
Investment Notes
Related party transactions
Weighted average interest rate (as a percent)	9.06%	9.12%
Thomas H. Holcom, Jr. and family | Investment Notes
Related party transactions
Amount held by related parties	843,292	785,461
Weighted average interest rate (as a percent)	6.67%
Carol Jackson | Investment Notes
Related party transactions
Amount held by related parties	541,250	500,000
Weighted average interest rate (as a percent)	8.25%
CBD
Loan purchasing:
Loans purchased from CBD	239,616,353	251,013,073	240,871,321
Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	3,276,540	3,630,526	3,620,390
Fees paid for each loan purchased	30
MCFC
Other transactions:
Dividends paid to MCFC	$ 6,773,313	$ 8,845,387	$ 10,560,722

DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financial assets:
Cash and cash equivalents - restricted	$ 727,857	$ 696,578
Level 1 | U.S. government bonds
Financial liabilities:
Investments		5,000,000
Level 2 | U.S. government bonds
Financial liabilities:
Investments	3,800,000
Carrying Amount
Financial assets:
Cash and cash equivalents - non-restricted	2,136,520	1,256,841
Cash and cash equivalents - restricted	727,857	696,578
Investments - restricted	1,024,134	3,087,572
Investments - non-restricted	3,360,773	2,832,972
Net finance receivables	331,910,518	330,704,771
Financial liabilities:
Amortizing term notes	186,230,677	214,490,826
Investment notes	67,428,441	59,724,991
Fair Value
Financial assets:
Cash and cash equivalents - non-restricted	2,136,520	1,256,841
Cash and cash equivalents - restricted	727,857	696,578
Investments - restricted	1,024,134	3,087,572
Investments - non-restricted	3,360,773	2,832,972
Net finance receivables	331,950,198	331,555,761
Financial liabilities:
Amortizing term notes	186,232,408	214,642,324
Investment notes	$ 67,604,603	$ 59,876,461